UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

    The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2011

Semi-Annual Repor t

Legg Mason

Lifestyle Series

Legg Mason Lifestyle Allocation 85%

Legg Mason Lifestyle Allocation 70%

Legg Mason Lifestyle Allocation 50%

Legg Mason Lifestyle Allocation 30%

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Lifestyle Series

Legg Mason Lifestyle Series

Legg Mason Lifestyle Series (“Lifestyle Series”) consists of four separate investment funds (the “Funds”), each with its own investment objective and policies. Each Fund offers different levels of potential return and involves different levels of risk.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Lifestyle Series for the six-month reporting period ended July 31, 2011. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 26, 2011

Legg Mason Lifestyle Series	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended July 31, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During much of the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the period progressed, weakening economic data and concerns related to the raising of the U.S. debt ceiling triggered a flight to quality as investor risk aversion increased. Due to periods of weakness in the second half of the period, investors who took on additional risk in their portfolios experienced modest returns over the six months ended July 31, 2011.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.0%, respectively. This moderation in growth during the first half of the calendar year was due to a variety of factors, including less robust export activity and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in early 2011, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. The news was slightly better in July, with the unemployment rate easing back to 9.1%. However, as of the end of the reporting period, nearly fourteen million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to falter during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8% and 4.0% in April and May, respectively. After rising a modest 0.6% in June, sales then fell 3.5% in July. At the end of July, the inventory of unsold homes was a 9.4 month supply at the current sales level, versus a 9.2 month supply in June. Existing-home prices were also weak versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $174,000 in July 2011, down 4.4% from July 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-four consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, May’s reading of 53.5 was the lowest reading over the preceding twelve months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, before falling to 50.9 in July — the worst reading in two years. In addition, only ten of the eighteen industries tracked by the Institute for Supply Management expanded in July.

Outside of the U.S., economic news was largely dominated by the sovereign debt crisis in Europe, geopolitical events in the Middle East and Northern Africa (“MENA”), and the natural disasters in Japan. Political turmoil in the MENA region caused oil prices to rise above $100 a barrel in February 2011, the first such occurrence in roughly two years. This led to concerns that higher oil prices could temper economic growth in both developed and emerging market countries. The tragedy in Japan also impacted the global economy. The World Bank has projected damage in northeast Japan could reach $235 billion. Japan’s economy fell back into recession in the first quarter of 2011. Elsewhere, growth forecasts for many international developed countries were revised lower as the reporting period progressed. In contrast, emerging market countries, such as China and India, continued to experience strong growth rates.

IV	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Financial market overview

While stocks and lower-quality bonds generated positive results during the reporting period, their gains were tempered due to several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, in most cases these setbacks were only temporary and risk aversion was generally replaced with solid demand for riskier assets. One key exception was in July 2011, with concerns as to whether Congress would come to an agreement regarding the raising of the debt ceiling and fears of a U.S. sovereign debt downgrade gripping the markets. Market volatility and risk aversion further escalated in August, after the reporting period ended, following Standard & Poor’s decision to downgrade U.S. Treasuries from AAA to AA+.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

In June, the Fed announced that QE2 would end on schedule at the end of the month. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies, and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

At its meeting on August 9th, after the end of the reporting period, the Fed acknowledged that the economy was weakening and said, “Information received since the Federal Open Market Committee met in June indicates that economic growth so far this year has been considerably slower than the Committee had expected. . . . The Committee currently anticipates that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013.“

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”) had not raised interest rates since July 2008. However, in April 2011, the ECB raised interest rates from 1.00% to 1.25% and then to 1.50% in July. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to ward off inflation.

Equity market review

U.S. stock prices, as measured by the S&P 500 Indexv (the “Index”), moved modestly higher during the reporting period. The market got off to a strong start in February 2011, as the Index returned 3.43%. Fueling the market’s ascent was optimism for the global economy and corporate profits that generally exceeded expectations. Despite geopolitical unrest in the Middle East, and the devastating earthquake and tsunami in Japan, the market demonstrated resiliency in March and April, with the Index gaining 0.04% and 2.96%, respectively. The market then gave back most of its gains during the second half of the period, as the Index fell 1.13%, 1.67% and 2.03% in May, June and July, respectively. This turnaround was due to weaker-than-expected economic data, a further escalation of the European sovereign debt crisis and concerns as to whether Congress would come to an agreement regarding the raising of the debt ceiling. All told, the Index returned 1.46% over the reporting period.

The international developed equity market, as measured by the MSCI EAFE Indexvi, also posted a tepid gain and lagged its U.S. counterpart, returning 0.93% during the six months ended July 31, 2011. This relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis. Elsewhere, emerging market equities posted somewhat better results during the reporting period. Despite signs of decelerating growth in developed countries and concerns as to whether China could tame its rising inflation without adversely impacting its economic expansion, strong returns in March and April helped the MSCI Emerging Markets Indexvii to return 3.23% during the six months ended July 31, 2011.

Fixed income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case

Legg Mason Lifestyle Series	V

for much of 2010, the spread sectors generally outperformed equal-durationviii Treasuries during the first half of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from February through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread sectors generated relatively poor results during most of June as investors favored the relative safety of Treasury securities. Even though most spread sectors posted positive returns in July, they again lagged the strong returns in the Treasury market.

Both short- and long-term Treasury yields fluctuated during the six months ended July 31, 2011. When the period began, two- and ten-year Treasury yields were 0.58% and 3.42%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through July given weakening economic data and periodic flights to quality. As of July 31, 2011, two- and ten-year Treasury yields were 0.36% and 2.82%, at or near their lows for the reporting period. For the six months ended July 31, 2011, the Barclays Capital U.S. Aggregate Indexix returned 4.23%. In comparison, the Barclays Capital Global Aggregate Index (Hedged)x returned 2.94% over the same time frame.

The U.S. high-yield bond market produced a solid gain during the reporting period. The asset class posted positive returns during each month except June 2011, when risk aversion rose sharply. The high-yield market was supported by generally better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexxi returned 3.90% for the six months ended July 31, 2011.

Despite periods of volatility, the emerging market debt asset class generated a strong return for the six-month reporting period. In general, emerging market debt was supported by higher commodity prices, robust growth in developing countries and solid demand. This more than offset periods of weakness triggered by concerns regarding interest rate hikes in China, geopolitical unrest and decelerating growth in many developed countries. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xii returned 7.72% over the six months ended July 31, 2011.

VI	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Legg Mason Lifestyle Allocation 85%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 85% seeks capital appreciation by seeking to maintain a target allocation of 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Lifestyle Allocation 85%, excluding sales charges, returned 0.91%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 3000 Indexxiii and the Lifestyle Allocation 85% Composite Benchmarkxiv, returned 4.23%, 1.70% and 2.11%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 1.73% for the same period.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 85%:
Class A	0.91%
Class B3	0.56%
Class C	0.71%
Class I	1.14%
Barclays Capital U.S. Aggregate Index	4.23%
Russell 3000 Index	1.70%
Lifestyle Allocation 85% Composite Benchmark	2.11%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	1.73%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2011, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 1.53%, 2.39%, 2.09% and 1.12%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 85%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 561 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares, but they may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Lifestyle Series	VII

Legg Mason Lifestyle Allocation 70%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 70% seeks long-term growth of capital by seeking to maintain a target allocation of 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Lifestyle Allocation 70%, excluding sales charges, returned 1.12%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkxv, returned 4.23%, 1.70% and 2.49%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 1.73% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 70%:
Class A	1.12%
Class B3	0.69%
Class C	0.84%
Class I	1.39%
Barclays Capital U.S. Aggregate Index	4.23%
Russell 3000 Index	1.70%
Lifestyle Allocation 70% Composite Benchmark	2.49%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	1.73%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2011, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 1.38%, 2.24%, 2.01% and 1.06%, respectively

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 70%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment ranges of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 561 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares, but they may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Legg Mason Lifestyle Allocation 50%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 50% seeks a balance of growth of capital and income by seeking to maintain a target allocation of 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Lifestyle Allocation 50%, excluding sales charges, returned 1.67%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 1000 Indexxvi and the Lifestyle Allocation 50% Composite Benchmarkxvii, returned 4.23%, 1.62% and 3.02%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average2 returned 2.35% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 50%:
Class A	1.67%
Class B3	1.25%
Class C	1.32%
Barclays Capital U.S. Aggregate Index	4.23%
Russell 1000 Index	1.62%
Lifestyle Allocation 50% Composite Benchmark	3.02%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	2.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2011, the gross total annual operating expense ratios for Class A, Class B and Class C shares were 1.23%, 2.12% and 1.98%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 50%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 490 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares, but they may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Lifestyle Series	IX

Legg Mason Lifestyle Allocation 30%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 30% seeks income as a primary objective and long-term growth of capital as a secondary objective by seeking to maintain a target allocation of 30% of its assets in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2011, Class A shares of Legg Mason Lifestyle Allocation 30%, excluding sales charges, returned 2.15%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 30% Composite Benchmarkxviii, returned 4.23%, 1.62% and 3.49%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average2 returned 2.86% over the same time frame.

Performance Snapshot as of July 31, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 30%:
Class A	2.15%
Class B3	1.78%
Class C	1.91%
Barclays Capital U.S. Aggregate Index	4.23%
Russell 1000 Index	1.62%
Lifestyle Allocation 30% Composite Benchmark	3.49%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	2.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund dis-

tributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2011, the gross total annual operating expense ratios for Class A, Class B and Class C shares were 1.18%, 1.82% and 1.80%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 26, 2011

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 30%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 456 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares, but they may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

X	Legg Mason Lifestyle Series

Investment commentary (cont’d)

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in the Legg Mason Lifestyle Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for a more complete discussion of these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

viii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ix

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Barclays Capital Global Aggregate Index (Hedged) is a broad-based bond index that measures a wide spectrum of global government, government-related agencies, corporate and securitized fixed-income investments, all with maturities greater than one year.

xi

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xiii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xiv

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield – 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

xv

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield – 2% Issuer Cap Index.

xvi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

xvii

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays Capital U.S. Aggregate Index and 7% Barclays Capital U.S. High Yield – 2% Issuer Cap Index.

xviii

The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays Capital U.S. Aggregate Index and 10% Barclays Capital U.S. High Yield – 2% Issuer Cap Index.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	1

Funds at a glance (unaudited)

Legg Mason Lifestyle Allocation 85% Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Stalpes
12.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
11.8 Legg Mason Global Asset Management Trust —Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Consumer Discretionary
11.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
10.1 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
9.8 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health care Industrials Information Technology
8.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
5.0 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Information Technology Industrials Consumer Discretionary Health Care
4.8 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior loans Asset Backed Securities
2.0 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities

2	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 70% Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.9 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior loans Asset Backed Securities
10.8 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
10.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
10.6 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
10.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Stalpes
10.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Consumer Discretionary

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
7.3 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
5.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
5.5 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
5.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Information Technology Industrials Consumer Discretionary Health Care
5.0 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services

Legg Mason Lifestyle Series 2011 Semi-Annual Report	3

Legg Mason Lifestyle Allocation 50% Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
25.8 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
13.9 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior loans Asset Backed Securities
7.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
7.6 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
7.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Stalpes
7.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Consumer Discretionary

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.0 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Information Technology Industrials Consumer Discretionary Health Care
5.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
5.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Health Care Industrials Information Technology
4.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
4.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials

4	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 30% Breakdown (%) as of — July 31, 2011†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
41.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
14.9 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior loans Asset Backed Securities
10.0 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Industrials Energy Financials Telecommunication Services
5.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Health Care
5.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Industrials Energy Consumer Stalpes

†	Subject to change at any time

% of Total Long-Term Investments	Top 5 Sectors
5.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Financials Energy
5.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Consumer Discretionary
4.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
4.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Information Technology Consumer Discretionary Energy
4.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Information Technology Industrials Consumer Discretionary Health Care

Legg Mason Lifestyle Series 2011 Semi-Annual Report	5

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 85%	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 85%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	0.91%	$1,000.00	$1,009.10	0.63%	$3.14	Class A	5.00%	$1,000.00	$1,021.67	0.63%	$3.16
Class B	0.56	1,000.00	1,005.60	1.50	7.46	Class B	5.00	1,000.00	1,017.36	1.50	7.50
Class C	0.71	1,000.00	1,007.10	1.22	6.07	Class C	5.00	1,000.00	1,018.74	1.22	6.11
Class I	1.14	1,000.00	1,011.40	0.31	1.55	Class I	5.00	1,000.00	1,023.26	0.31	1.56

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 70%	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 70%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.12%	$1,000.00	$1,011.20	0.61%	$3.04	Class A	5.00%	$1,000.00	$1,021.77	0.61%	$3.06
Class B	0.69	1,000.00	1,006.90	1.51	7.51	Class B	5.00	1,000.00	1,017.31	1.51	7.55
Class C	0.84	1,000.00	1,008.40	1.22	6.08	Class C	5.00	1,000.00	1,018.74	1.22	6.11
Class I	1.39	1,000.00	1,013.90	0.24	1.20	Class I	5.00	1,000.00	1,023.60	0.24	1.20

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	7

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 50%	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 50%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.67%	$1,000.00	$1,016.70	0.52%	$2.60	Class A	5.00%	$1,000.00	$1,022.22	0.52%	$2.61
Class B	1.25	1,000.00	1,012.50	1.43	7.14	Class B	5.00	1,000.00	1,017.70	1.43	7.15
Class C	1.32	1,000.00	1,013.20	1.26	6.29	Class C	5.00	1,000.00	1,018.55	1.26	6.31

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2011 and held for the six months ended July 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 30%	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 30%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.15%	$1,000.00	$1,021.50	0.52%	$2.61	Class A	5.00%	$1,000.00	$1,022.22	0.52%	$2.61
Class B	1.78	1,000.00	1,017.80	1.18	5.90	Class B	5.00	1,000.00	1,018.94	1.18	5.91
Class C	1.91	1,000.00	1,019.10	1.09	5.46	Class C	5.00	1,000.00	1,019.39	1.09	5.46

[1]	For the six months ended July 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	9

Schedules of investments (unaudited)

July 31, 2011

Legg Mason Lifestyle Allocation 85%

Description			Shares	Value
Investments in Underlying Funds — 99.8%
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			5,614,913	$79,675,610
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			4,972,164	67,919,766
Legg Mason Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			7,551,954	81,485,580
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			585,193	75,560,133	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			5,813,699	81,915,025
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			1,429,502	33,550,404	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			2,948,864	54,760,402	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			7,417,862	66,093,148
The Royce Fund — Royce Value Fund, Institutional Class Shares			4,076,827	53,528,736
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			3,120,708	31,987,255
Western Asset Core Plus Bond Portfolio, Class IS Shares			1,215,493	13,431,201
Western Asset High Yield Portfolio, Class IS Shares			3,791,225	33,931,465
Total Investments in Underlying Funds before Short-Term Investments (Cost — $599,782,854)				673,838,725

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity — $1,880,020; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value — $1,917,601) (Cost — $1,880,000)	0.130%	8/1/11	$1,880,000	1,880,000
Total Investments — 100.1% (Cost — $601,662,854#)				675,718,725
Liabilities in Excess of Other Assets — (0.1)%				(730,620)
Total Net Assets — 100.0%				$674,988,105

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2011

Legg Mason Lifestyle Allocation 70%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			3,409,452	$48,380,121
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			2,548,047	34,806,319
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			4,598,587	49,618,759
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			384,411	49,635,155	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			3,498,161	49,289,094
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			1,007,885	23,655,065	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			1,421,523	26,397,677	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			3,832,064	34,143,686
The Royce Fund — Royce Value Fund, Institutional Class Shares			1,963,114	25,775,681
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			4,959,625	50,836,153
Western Asset Core Plus Bond Portfolio, Class IS Shares			4,547,530	50,250,212
Western Asset High Yield Portfolio, Class IS Shares			2,623,957	23,484,416
Total Investments in Underlying Funds before Short-Term Investments (Cost — $414,297,688)				466,272,338

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity — $1,295,014; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value — $1,320,900) (Cost — $1,295,000)	0.130%	8/1/11	$1,295,000	1,295,000
Total Investments — 100.2% (Cost — $415,592,688#)				467,567,338
Liabilities in Excess of Other Assets — (0.2)%				(745,716)
Total Net Assets — 100.0%				$466,821,622

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	11

Legg Mason Lifestyle Allocation 50%

Description			Shares	Value
Investments in Underlying Funds — 99.8%
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			1,556,029	$22,080,056
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			1,079,963	14,752,296
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			2,083,431	22,480,226
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			176,797	22,828,062	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			1,591,880	22,429,584
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			637,793	14,969,000	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			642,701	11,934,961	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,649,210	14,694,462
The Royce Fund — Royce Value Fund, Institutional Class Shares			910,825	11,959,130
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			4,038,163	41,391,175
Western Asset Core Plus Bond Portfolio, Class IS Shares			6,944,118	76,732,508
Western Asset High Yield Portfolio, Class IS Shares			2,320,319	20,766,854
Total Investments in Underlying Funds before Short-Term Investments (Cost — $263,595,579)				297,018,314

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity — $921,010; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40 ; Market value — $939,420) (Cost — $921,000)	0.130%	8/1/11	$921,000	921,000
Total Investments — 100.1% (Cost — $264,516,579#)				297,939,314
Liabilities in Excess of Other Assets — (0.1)%				(391,317)
Total Net Assets — 100.0%				$297,547,997

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2011

Legg Mason Lifestyle Allocation 30%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			521,409	$7,398,798
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			645,361	8,815,633
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			695,189	7,501,087
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			46,526	6,007,447	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			537,900	7,579,015
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			255,420	5,994,717	*
The Royce Fund — Royce Value Fund, Institutional Class Shares			457,115	6,001,918
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			2,155,302	22,091,847
Western Asset Core Plus Bond Portfolio, Class IS Shares			5,616,610	62,063,538
Western Asset High Yield Portfolio, Class IS Shares			1,653,560	14,799,361
Total Investments in Underlying Funds before Short-Term Investments (Cost — $130,758,257)				148,253,361

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity — $482,005; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value — $491,640) (Cost — $482,000)	0.130%	8/1/11	$482,000	482,000
Total Investments — 100.2% (Cost — $131,240,257#)				148,735,361
Liabilities in Excess of Other Assets — (0.2)%				(255,068)
Total Net Assets — 100.0%				$148,480,293

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	13

Statements of assets and liabilities (unaudited)

July 31, 2011

	Legg Mason Lifestyle Allocation 85%	Legg Mason Lifestyle Allocation 70%

Assets:
Investments, at cost	$601,662,854	$415,592,688
Investments, at value	675,718,725	467,567,338
Cash	962	44
Receivable for Fund shares sold	458,501	549,450
Receivable for Underlying Funds sold	352,833	145,741
Receivable from investment manager	1,017	—
Interest receivable	20	14
Prepaid expenses	39,254	33,515
Total Assets	676,571,312	468,296,102

Liabilities:
Payable for Fund shares repurchased	789,028	867,528
Transfer agent fees payable	352,811	323,317
Service and/or distribution fees payable	224,193	154,257
Shareholder reports payable	116,533	92,962
Trustees’ fees payable	5,091	3,645
Accrued expenses	95,551	32,771
Total Liabilities	1,583,207	1,474,480
Total Net Assets	$674,988,105	$466,821,622

Net Assets:
Par value (Note 7)	$512	$358
Paid-in capital in excess of par value	669,314,386	487,274,093
Undistributed net investment income	—	812,135
Accumulated net investment loss	(322,923)	—
Accumulated net realized loss on Underlying Funds and foreign currency transactions	(68,059,741)	(73,239,614)
Net unrealized appreciation on Underlying Funds	74,055,871	51,974,650
Total Net Assets	$674,988,105	$466,821,622

Shares Outstanding:
Class A	41,903,498	29,691,123
Class B	7,909,936	4,765,485
Class C	1,331,110	1,288,349
Class I	21,143	29,324

Net Asset Value:
Class A (and redemption price)	$13.32	$13.02
Class B*	$12.57	$13.17
Class C*	$12.73	$13.19
Class I (and redemption price)	$13.31	$12.98
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$14.13	$13.81

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2011

	Legg Mason Lifestyle Allocation 50%	Legg Mason Lifestyle Allocation 30%

Assets:
Investments, at cost	$264,516,579	$131,240,257
Investments, at value	297,939,314	148,735,361
Cash	199	212
Receivable for Fund shares sold	272,689	156,369
Receivable for Underlying Funds sold	214,722	42,033
Interest receivable	10	5
Prepaid expenses	31,640	35,045
Total Assets	298,458,574	148,969,025

Liabilities:
Payable for Fund shares repurchased	594,780	362,400
Transfer agent fees payable	122,955	33,482
Service and/or distribution fees payable	96,450	41,049
Shareholder reports payable	55,452	22,481
Trustees’ fees payable	3,077	1,317
Accrued expenses	37,863	28,003
Total Liabilities	910,577	488,732
Total Net Assets	$297,547,997	$148,480,293

Net Assets:
Par value (Note 7)	$245	$126
Paid-in capital in excess of par value	304,372,162	155,193,744
Undistributed net investment income	154,161	158,610
Accumulated net realized loss on Underlying Funds and foreign currency transactions	(40,401,306)	(24,367,291)
Net unrealized appreciation on Underlying Funds	33,422,735	17,495,104
Total Net Assets	$297,547,997	$148,480,293

Shares Outstanding:
Class A	20,571,270	10,819,535
Class B	2,942,024	1,357,618
Class C	1,002,863	456,374

Net Asset Value:
Class A (and redemption price)	$12.08	$11.72
Class B*	$12.42	$11.93
Class C*	$12.45	$11.92
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$12.82	$12.24

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% (4.50% for the Allocation 30% Fund) and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	15

Statements of operations (unaudited)

For the Six Months Ended July 31, 2011

	Legg Mason Lifestyle Allocation 85%	Legg Mason Lifestyle Allocation 70%

Investment Income:
Income distributions from Underlying Funds	$2,272,929	$2,807,028
Interest	756	492
Total Investment Income	2,273,685	2,807,520

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,238,821	917,378
Transfer agent fees (Note 5)	1,104,508	741,555
Shareholder reports	65,868	54,392
Registration fees	26,854	33,220
Trustees’ fees	26,237	20,956
Fund accounting fees	14,841	13,818
Audit and tax	14,306	15,099
Legal fees	13,611	8,222
Insurance	6,123	5,745
Custody fees	251	291
Miscellaneous expenses	2,318	1,772
Total Expenses	2,513,738	1,812,448
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,994)	—
Net Expenses	2,511,744	—
Net Investment (Loss) Income	(238,059)	995,072

Realized and Unrealized Gain (Loss) on Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions (Note 9)	294,776	201,898
Sale of Underlying Funds	12,233,308	(4,719,015)
Foreign currency transactions (Note 9)	139	95
Net Realized Gain (Loss)	12,528,223	(4,517,022)
Change in Net Unrealized Appreciation (Depreciation) from Underlying Funds	(10,060,409)	8,952,202
Net Gain on Underlying Funds and Foreign Currency Transactions	2,467,814	4,435,180
Increase in Net Assets from Operations	$2,229,755	$5,430,252

See Notes to Financial Statements.

16	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2011

	Legg Mason Lifestyle Allocation 50%	Legg Mason Lifestyle Allocation 30%

Investment Income:
Income distributions from Underlying Funds	$2,972,801	$2,125,989
Interest	318	110
Total Investment Income	2,973,119	2,126,099

Expenses:
Service and/or distribution fees (Notes 2 and 5)	574,778	242,432
Transfer agent fees (Note 5)	326,198	132,981
Shareholder reports	33,923	12,496
Registration fees	26,199	28,874
Audit and tax	14,171	16,889
Legal fees	14,229	12,316
Trustees’ fees	13,456	6,378
Fund accounting fees	13,719	7,733
Insurance	2,932	1,638
Custody fees	276	2
Miscellaneous expenses	1,564	1,126
Total Expenses	1,021,445	462,865
Net Investment Income	1,951,674	1,663,234

Realized and Unrealized Gain (Loss) on Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions (Note 9)	106,846	—
Sale of Underlying Funds	7,893,788	2,181,145
Foreign currency transactions (Note 9)	50	—
Net Realized Gain	8,000,684	2,181,145
Change in Net Unrealized Appreciation (Depreciation) from Underlying Funds	(4,987,154)	(682,826)
Net Gain on Underlying Funds and Foreign Currency Transactions	3,013,530	1,498,319
Increase in Net Assets from Operations	$4,965,204	$3,161,553

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	17

Statements of changes in net assets

Legg Mason Lifestyle Allocation 85%

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income (loss)	$(238,059)	$4,766,529
Net realized gain (loss)	12,528,223	(17,939,300)
Change in net unrealized appreciation (depreciation)	(10,060,409)	118,062,447
Proceeds from settlement of a regulatory matter	—	391,351	†
Increase in Net Assets From Operations	2,229,755	105,281,027

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(5,324,670)
Decrease in Net Assets from Distributions to Shareholders	—	(5,324,670)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	36,846,366	64,953,997
Reinvestment of distributions	—	5,311,432
Cost of shares repurchased	(59,196,213)	(93,151,721)
Net assets of shares issued in connection with merger (Note 8)	96,063,151	—
Increase (Decrease) in Net Assets From Fund Share Transactions	73,713,304	(22,886,292)
Increase in Net Assets	75,943,059	77,070,065

Net Assets:
Beginning of period	599,045,046	521,974,981
End of period*	$674,988,105	$599,045,046
* Includes accumulated net investment loss and overdistributed net investment income, respectively, of:	$(322,923)	$(76,100)

†	The Fund received $95,252, $226,269 and $69,830 for Class A, B and C shares, respectively, related to this distribution.

See Notes to Financial Statements.

18	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Allocation 70%

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$995,072	$6,457,093
Net realized loss	(4,517,022)	(15,426,317)
Change in net unrealized appreciation (depreciation)	8,952,202	86,921,066
Proceeds from settlement of a regulatory matter	—	426,958	†
Increase in Net Assets From Operations	5,430,252	78,378,800

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(850,032)	(7,199,994)
Decrease in Net Assets from Distributions to Shareholders	(850,032)	(7,199,994)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	26,600,344	51,813,021
Reinvestment of distributions	846,626	7,181,353
Cost of shares repurchased	(46,171,402)	(85,050,426)
Decrease in Net Assets From Fund Share Transactions	(18,724,432)	(26,056,052)
Increase (Decrease) in Net Assets	(14,144,212)	45,122,754

Net Assets:
Beginning of period	480,965,834	435,843,080
End of period*	$466,821,622	$480,965,834
* Includes undistributed net investment income of:	$812,135	$667,095

†	The Fund received $85,634, $266,096 and $75,228 for Class A, B and C shares, respectively, related to this distribution.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	19

Legg Mason Lifestyle Allocation 50%

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$1,951,674	$6,691,184
Net realized gain (loss)	8,000,684	(6,979,506)
Change in net unrealized appreciation (depreciation)	(4,987,154)	44,206,707
Proceeds from settlement of a regulatory matter	—	170,519	†
Increase in Net Assets From Operations	4,965,204	44,088,904

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,030,001)	(7,537,042)
Decrease in Net Assets from Distributions to Shareholders	(2,030,001)	(7,537,042)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	24,216,311	50,593,990
Reinvestment of distributions	2,017,412	7,497,114
Cost of shares repurchased	(35,548,246)	(68,375,472)
Decrease in Net Assets From Fund Share Transactions	(9,314,523)	(10,284,368)
Increase (Decrease) in Net Assets	(6,379,320)	26,267,494

Net Assets:
Beginning of period	303,927,317	277,659,823
End of period*	$297,547,997	$303,927,317
* Includes undistributed net investment income of:	$154,161	$232,488

†	The Fund received $29,621, $85,925 and $54,973 for Class A, B and C shares, respectively, related to this distribution.

See Notes to Financial Statements.

20	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Allocation 30%

For the Six Months Ended July 31, 2011 (unaudited) and the Year Ended January 31, 2011	July 31	January 31

Operations:
Net investment income	$1,663,234	$4,151,936
Net realized gain (loss)	2,181,145	(1,935,988)
Change in net unrealized appreciation (depreciation)	(682,826)	12,800,173
Proceeds from settlement of a regulatory matter	—	34,627	†
Increase in Net Assets From Operations	3,161,553	15,050,748

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,710,001)	(4,154,376)
Decrease in Net Assets from Distributions to Shareholders	(1,710,001)	(4,154,376)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	14,546,875	28,942,851
Reinvestment of distributions	1,701,068	4,137,298
Cost of shares repurchased	(18,932,139)	(32,206,033)
Net assets of shares issued in connection with merger (Note 8)	—	40,606,137
Increase (Decrease) in Net Assets From Fund Share Transactions	(2,684,196)	41,480,253
Increase (Decrease) in Net Assets	(1,232,644)	52,376,625

Net Assets:
Beginning of period	149,712,937	97,336,312
End of period*	$148,480,293	$149,712,937
* Includes undistributed net investment income of:	$158,610	$205,377

†	The Fund received $5,671, $15,834 and $13,122 for Class A, B and C shares, respectively, related to this distribution.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	21

Financial highlights

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]		2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$13.20		$11.02	$8.26	$15.00	$16.52	$15.36

Income (loss) from operations:
Net investment income[4]	0.00	[5]	0.12	0.17	0.20	0.23	0.06
Net realized and unrealized gain (loss)	0.12		2.19	2.77	(5.57)	(0.89)	1.14
Total income (loss) from operations	0.12		2.31	2.94	(5.37)	(0.66)	1.20

Less distributions from:
Net investment income	—		(0.13)	(0.18)	(0.18)	(0.20)	(0.04)
Net realized gains	—		—	—	(1.19)	(0.66)	—
Total distributions	—		(0.13)	(0.18)	(1.37)	(0.86)	(0.04)

Net asset value, end of period	$13.32		$13.20	$11.02	$8.26	$15.00	$16.52
Total return[6]	0.91%		20.97%[7]	35.53%	(37.58)%	(4.41)%	7.82%

Net assets, end of period (000s)	$558,355		$495,922	$424,907	$317,256	$492,744	$491,940

Ratios to average net assets:
Gross expenses[8]	0.63%[9]		0.73%	0.79%	0.79%	0.85%[10]	0.90%[11]
Net expenses[8,12,13]	0.63	[9]	0.73	0.77 [14]	0.73 [14]	0.78 [10,14]	0.81 [11,14]
Net investment income[4]	0.07	[9]	1.02	1.66	1.64	1.37	0.37

Portfolio turnover rate	23%		14%	15%	41%	15%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 20.79%.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expenses include interest expense. Excluding interest expense both ratios would not have changed.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85 % and 0.77%, respectively.

[12]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$12.50	$10.44	$7.83	$14.32	$15.80	$14.76

Income (loss) from operations:
Net investment income (loss)[4]	(0.05)	0.02	0.08	0.09	0.09	(0.06)
Net realized and unrealized gain (loss)	0.12	2.07	2.62	(5.28)	(0.82)	1.10
Proceeds from settlement of a regulatory matter	—	0.03	—	—	—	—
Total income (loss) from operations	0.07	2.12	2.70	(5.19)	(0.73)	1.04

Less distributions from:
Net investment income	—	(0.06)	(0.09)	(0.11)	(0.09)	—
Net realized gains	—	—	—	(1.19)	(0.66)	—
Total distributions	—	(0.06)	(0.09)	(1.30)	(0.75)	—

Net asset value, end of period	$12.57	$12.50	$10.44	$7.83	$14.32	$15.80
Total return[5]	0.56%	20.29%[6]	34.45%	(38.07)%	(5.06)%	7.05%

Net assets, end of period (000s)	$99,410	$88,768	$84,327	$70,232	$127,665	$159,423

Ratios to average net assets:
Gross expenses[7]	1.50%[8]	1.59%	1.62%	1.63%	1.67%[9]	1.67%[10]
Net expenses[7,11,12,13]	1.50 [8]	1.55	1.51	1.52	1.51 [9]	1.53 [10]
Net investment income (loss)[4]	(0.80) [8]	0.16	0.87	0.79	0.55	(0.39)

Portfolio turnover rate	23%	14%	15%	41%	15%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 19.81%. Class B received $226,269 related to the regulatory matter.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.63% and 1.49%, respectively.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	23

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$12.64	$10.55	$7.92	$14.46	$15.94	$14.87

Income (loss) from operations:
Net investment income (loss)[4]	(0.03)	0.05	0.11	0.13	0.12	(0.03)
Net realized and unrealized gain (loss)	0.12	2.10	2.65	(5.34)	(0.82)	1.10
Proceeds from settlement of a regulatory matter	—	0.06	—	—	—	—
Total income (loss) from operations	0.09	2.21	2.76	(5.21)	(0.70)	1.07

Less distributions from:
Net investment income	—	(0.12)	(0.13)	(0.14)	(0.12)	—
Net realized gains	—	—	—	(1.19)	(0.66)	—
Total distributions	—	(0.12)	(0.13)	(1.33)	(0.78)	—

Net asset value, end of period	$12.73	$12.64	$10.55	$7.92	$14.46	$15.94
Total return[5]	0.71%	20.96%[6]	34.84%	(37.85)%	(4.82)%	7.20%

Net assets, end of period (000s)	$16,942	$14,142	$12,733	$11,147	$23,879	$29,079

Ratios to average net assets:
Gross expenses[7]	1.22%[8]	1.27%	1.18%	1.15%	1.29%[9]	1.37%[10]
Net expenses[7,11,12]	1.22 [8]	1.27	1.18	1.15	1.29 [9]	1.34 [10,13]
Net investment income (loss)[4]	(0.52) [8]	0.45	1.18	1.08	0.75	(0.19)

Portfolio turnover rate	23%	14%	15%	41%	15%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 20.20%. Class C received $69,830 related to the regulatory matter.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.30%, respectively.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011	2010	2009[3]

Net asset value, beginning of period	$13.16	$10.99	$8.26	$8.82

Income (loss) from operations:
Net investment income[4]	0.01	0.22	0.28	0.09
Net realized and unrealized gain (loss)	0.14	2.14	2.69	(0.47)
Total income (loss) from operations	0.15	2.36	2.97	(0.38)

Less distributions from:
Net investment income	—	(0.19)	(0.24)	(0.18)
Total distributions	—	(0.19)	(0.24)	(0.18)

Net asset value, end of period	$13.31	$13.16	$10.99	$8.26
Total return[5]	1.14%	21.51%[6]	35.87%	(4.37)%

Net assets, end of period (000s)	$281	$213	$8	$1

Ratios to average net assets:
Gross expenses[7]	0.31%[8]	0.32%	0.80%	5.84%[8]
Net expenses[7,9,10]	0.31 [8]	0.27 [11]	0.25 [11]	0.53 [8,11]
Net investment income[4]	0.22 [8]	1.82	2.69	8.99 [8]

Portfolio turnover rate	23%	14%	15%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period December 16, 2008 (inception date) to January 31, 2009.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 21.33%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	25

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$12.90	$11.02	$8.35	$12.96	$13.52	$12.73

Income (loss) from operations:
Net investment income[4]	0.04	0.19	0.26	0.27	0.32	0.18
Net realized and unrealized gain (loss)	0.10	1.90	2.67	(4.59)	(0.59)	0.81
Total income (loss) from operations	0.14	2.09	2.93	(4.32)	(0.27)	0.99

Less distributions from:
Net investment income	(0.02)	(0.21)	(0.26)	(0.29)	(0.29)	(0.20)
Total distributions	(0.02)	(0.21)	(0.26)	(0.29)	(0.29)	(0.20)

Net asset value, end of period	$13.02	$12.90	$11.02	$8.35	$12.96	$13.52
Total return[5]	1.12%	19.00%[6]	35.13%	(33.50)%	(2.10)%	7.77%

Net assets, end of period (000s)	$386,660	$393,408	$350,121	$270,592	$413,780	$411,242

Ratios to average net assets:
Gross expenses[7]	0.61%[8]	0.63%	0.70%	0.64%	0.76%[9]	0.81%[10]
Net expenses[7,11,12]	0.61 [8]	0.63	0.70	0.64 [13]	0.75 [9,13]	0.79 [10,13]
Net investment income[4]	0.56 [8]	1.59	2.61	2.43	2.33	1.44

Portfolio turnover rate	12%	17%	17%	31%	16%	92%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 18.82%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.75%, respectively.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$13.10	$11.19	$8.46	$13.12	$13.67	$12.87

Income (loss) from operations:
Net investment income (loss)[4]	(0.02)	0.08	0.18	0.18	0.20	0.08
Net realized and unrealized gain (loss)	0.11	1.91	2.71	(4.63)	(0.57)	0.81
Proceeds from settlement of a regulatory matter	—	0.05	—	—	—	—
Total income (loss) from operations	0.09	2.04	2.89	(4.45)	(0.37)	0.89

Less distributions from:
Net investment income	(0.02)	(0.13)	(0.16)	(0.21)	(0.18)	(0.09)
Total distributions	(0.02)	(0.13)	(0.16)	(0.21)	(0.18)	(0.09)

Net asset value, end of period	$13.17	$13.10	$11.19	$8.46	$13.12	$13.67
Total return[5]	0.69%	18.29%[6]	34.17%	(34.06)%	(2.78)%	6.92%

Net assets, end of period (000s)	$62,781	$69,294	$68,651	$59,592	$107,908	$137,020

Ratios to average net assets:
Gross expenses[7]	1.51%[8]	1.49%	1.58%	1.47%	1.57%[9]	1.60%[10]
Net expenses[7,11,12]	1.51 [8]	1.48 [13]	1.52 [13]	1.46 [13]	1.51 [9,13]	1.54 [10,13]
Net investment income (loss)[4]	(0.34) [8]	0.71	1.75	1.54	1.46	0.64

Portfolio turnover rate	12%	17%	17%	31%	16%	92%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 17.66%. Class B received $266,096 related to the regulatory matter.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.56% and 1.51%, respectively.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	27

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]		2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$13.10		$11.19	$8.47	$13.12	$13.69	$12.89

Income (loss) from operations:
Net investment income[4]	(0.00)	[5]	0.12	0.21	0.22	0.24	0.11
Net realized and unrealized gain (loss)	0.11		1.91	2.72	(4.63)	(0.60)	0.81
Proceeds from settlement of a regulatory matter	—		0.05	—	—	—	—
Total income (loss) from operations	0.11		2.08	2.93	(4.41)	(0.36)	0.92

Less distributions from:
Net investment income	(0.02)		(0.17)	(0.21)	(0.24)	(0.21)	(0.12)
Total distributions	(0.02)		(0.17)	(0.21)	(0.24)	(0.21)	(0.12)

Net asset value, end of period	$13.19		$13.10	$11.19	$8.47	$13.12	$13.69
Total return[6]	0.84%		18.67%[7]	34.55%	(33.76)%	(2.68)%	7.15%

Net assets, end of period (000s)	$17,000		$18,060	$17,028	$15,232	$28,324	$29,502

Ratios to average net assets:
Gross expenses[8]	1.22%[9]		1.24%	1.17%	1.11%	1.30%[10]	1.35%[11]
Net expenses[8,12,13]	1.22	[9]	1.24	1.17	1.11	1.30 [10]	1.32 [11,14]
Net investment income (loss)[4]	(0.05)	[9]	0.97	2.08	1.88	1.74	0.88

Portfolio turnover rate	12%		17%	17%	31%	16%	92%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 18.03%. Class C received $75,228 related to the regulatory matter.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.29%, respectively.

[12]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2011	2010	2009	2008[3]

Net asset value, beginning of period	$12.85	$11.00	$8.33	$12.94	$14.26

Income (loss) from operations:
Net investment income[4]	0.06	0.26	0.29	0.29	0.23
Net realized and unrealized gain (loss)	0.12	1.84	2.67	(4.60)	(1.22)
Total income (loss) from operations	0.18	2.10	2.96	(4.31)	(0.99)

Less distributions from:
Net investment income	(0.05)	(0.25)	(0.29)	(0.30)	(0.33)
Total distributions	(0.05)	(0.25)	(0.29)	(0.30)	(0.33)

Net asset value, end of period	$12.98	$12.85	$11.00	$8.33	$12.94
Total return[5]	1.39%	19.19%[6]	35.58%	(33.47)%	(7.05)%

Net assets, end of period (000s)	$381	$204	$43	$25	$28

Ratios to average net assets:
Gross expenses[7]	0.24%[8]	0.31%	0.48%	0.93%	0.66%[8,9]
Net expenses[7,10,11]	0.24 [8]	0.31 [12]	0.44 [12]	0.55 [12]	0.46 [8,9,12]
Net investment income[4]	0.88 [8]	2.18	2.92	2.63	5.15 [8]

Portfolio turnover rate	12%	17%	17%	31%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For the period October 2, 2007 (inception date) to January 31, 2008.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 19.01%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	29

Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$11.97	$10.55	$8.20	$12.10	$12.90	$12.26

Income (loss) from operations:
Net investment income[4]	0.09	0.28	0.38	0.37	0.41	0.29
Net realized and unrealized gain (loss)	0.11	1.45	2.38	(3.57)	(0.45)	0.66
Total income (loss) from operations	0.20	1.73	2.76	(3.20)	(0.04)	0.95

Less distributions from:
Net investment income	(0.09)	(0.31)	(0.41)	(0.34)	(0.39)	(0.31)
Net realized gains	—	—	—	(0.36)	(0.37)	—
Total distributions	(0.09)	(0.31)	(0.41)	(0.70)	(0.76)	(0.31)

Net asset value, end of period	$12.08	$11.97	$10.55	$8.20	$12.10	$12.90
Total return[5]	1.67%	16.59%	34.37%	(27.69)%	(0.48)%	7.85%

Net assets, end of period (000s)	$248,520	$249,807	$222,590	$172,244	$249,747	$245,674

Ratios to average net assets:
Gross expenses[6]	0.52%[7]	0.54%	0.60%	0.56%	0.68%[8]	0.72%[9]
Net expenses[6,10,11]	0.52 [7]	0.54	0.59 [12]	0.56	0.68 [8]	0.70 [9,12]
Net investment income[4]	1.44 [7]	2.49	3.96	3.57	3.19	2.37

Portfolio turnover rate	14%	21%	22%	32%	19%	86%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net expenses ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$12.30	$10.84	$8.41	$12.40	$13.20	$12.54

Income (loss) from operations:
Net investment income[4]	0.03	0.18	0.29	0.29	0.30	0.19
Net realized and unrealized gain (loss)	0.12	1.49	2.46	(3.67)	(0.45)	0.68
Proceeds from settlement of a regulatory matter	—	0.02	—	—	—	—
Total Income (loss) from operations	0.15	1.69	2.75	(3.38)	(0.15)	0.87

Less distributions from:
Net investment income	(0.03)	(0.23)	(0.32)	(0.25)	(0.28)	(0.21)
Net realized gains	—	—	—	(0.36)	(0.37)	—
Total distributions	(0.03)	(0.23)	(0.32)	(0.61)	(0.65)	(0.21)

Net asset value, end of period	$12.42	$12.30	$10.84	$8.41	$12.40	$13.20
Total return[5]	1.25%	15.72%[6]	33.27%	(28.35)%	(1.27)%	7.00%

Net assets, end of period (000s)	$36,539	$40,926	$41,369	$36,012	$60,243	$75,776

Ratios to average net assets:
Gross expenses[7]	1.43%[8]	1.43%	1.50%	1.40%	1.52%[9]	1.52%[10]
Net expenses[7,11,12]	1.43 [8]	1.43	1.48 [13]	1.40	1.51 [9,13]	1.48 [10,13]
Net investment income[4]	0.52 [8]	1.57	3.03	2.67	2.29	1.53

Portfolio turnover rate	14%	21%	22%	32%	19%	86%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.54%. Class B received $85,925 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.49% and 1.46%, respectively.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	31

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$12.33	$10.87	$8.44	$12.43	$13.23	$12.57

Income (loss) from operations:
Net investment income[4]	0.04	0.20	0.32	0.31	0.33	0.22
Net realized and unrealized gain (loss)	0.12	1.48	2.46	(3.67)	(0.45)	0.67
Proceeds from settlement of a regulatory matter	—	0.05	—	—	—	—
Total income (loss) from operations	0.16	1.73	2.78	(3.36)	(0.12)	0.89

Less distributions from:
Net investment income	(0.04)	(0.27)	(0.35)	(0.27)	(0.31)	(0.23)
Net realized gains	—	—	—	(0.36)	(0.37)	—
Total distributions	(0.04)	(0.27)	(0.35)	(0.63)	(0.68)	(0.23)

Net asset value, end of period	$12.45	$12.33	$10.87	$8.44	$12.43	$13.23
Total return[5]	1.32%	16.13%[6]	33.54%	(28.09)%	(1.07)%	7.15%

Net assets, end of period (000s)	$12,489	$13,194	$13,701	$12,103	$23,946	$26,921

Ratios to average net assets:
Gross expenses[7]	1.26%[8]	1.27%	1.20%	1.14%	1.29%[9]	1.34%[10]
Net expenses[7,11,12]	1.26 [8]	1.27	1.20	1.14	1.29 [9]	1.31 [10,13]
Net investment income[4]	0.70 [8]	1.73	3.30	2.84	2.52	1.73

Portfolio turnover rate	14%	21%	22%	32%	19%	86%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.66%. Class C received $54,973 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.31% and 1.28%, respectively.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$11.61	$10.60	$8.40	$11.44	$11.81	$11.48

Income (loss) from operations:
Net investment income[4]	0.14	0.41	0.52	0.47	0.49	0.37
Net realized and unrealized gain (loss)	0.11	0.97	2.20	(3.01)	(0.38)	0.34
Total income (loss) from operations	0.25	1.38	2.72	(2.54)	0.11	0.71

Less distributions from:
Net investment income	(0.14)	(0.37)	(0.52)	(0.50)	(0.48)	(0.38)
Total distributions	(0.14)	(0.37)	(0.52)	(0.50)	(0.48)	(0.38)

Net asset value, end of period	$11.72	$11.61	$10.60	$8.40	$11.44	$11.81
Total return[5]	2.15%	13.22%	32.98%	(22.69)%	0.84%	6.31%

Net assets, end of period (000s)	$126,844	$126,222	$80,223	$63,539	$85,817	$80,005

Ratios to average net assets:
Gross expenses[6]	0.52%[7]	0.57%[8]	0.63%	0.62%	0.75%[9]	0.75%[8]
Net expenses[6,10,11]	0.52 [7]	0.57 [8]	0.63	0.62 [12]	0.73 [9,12]	0.73 [8,12]
Net investment income[4]	2.33 [7]	3.66	5.41	4.63	4.17	3.23

Portfolio turnover rate	14%	32%	26%	37%	17%	92%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.55% for the year ended January 31, 2011 and 0.72% and 0.71%, respectively, for the year ended January 31, 2007.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	33

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$11.82	$10.78	$8.54	$11.62	$11.98	$11.65

Income (loss) from operations:
Net investment income[4]	0.10	0.34	0.46	0.42	0.42	0.31
Net realized and unrealized gain (loss)	0.11	1.00	2.23	(3.06)	(0.37)	0.34
Proceeds from settlement of a regulatory matter	—	0.01	—	—	—	—
Total income (loss) from operations	0.21	1.35	2.69	(2.64)	0.05	0.65

Less distributions from:
Net investment income	(0.10)	(0.31)	(0.45)	(0.44)	(0.41)	(0.32)
Total distributions	(0.10)	(0.31)	(0.45)	(0.44)	(0.41)	(0.32)

Net asset value, end of period	$11.93	$11.82	$10.78	$8.54	$11.62	$11.98
Total return[5]	1.78%	12.69%[6]	32.09%	(23.11)%	0.37%	5.65%

Net assets, end of period (000s)	$16,198	$18,075	$13,528	$11,881	$18,078	$22,559

Ratios to average net assets:
Gross expenses[7]	1.18%[8]	1.21%[9]	1.28%	1.16%	1.33%[10]	1.28%[9]
Net expenses[7,11,12]	1.18 [8]	1.21 [9]	1.27 [13]	1.16 [13]	1.29 [10,13]	1.25 [9,13]
Net investment income[4]	1.64 [8]	2.99	4.73	4.03	3.53	2.67

Portfolio turnover rate	14%	32%	26%	37%	17%	92%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.59%. Class B received $15,834 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both been 1.19% for the year ended January 31, 2011 and 1.25% and 1.23%, respectively, for the year ended January 31, 2007.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2011	2010	2009	2008[3]	2007[3]

Net asset value, beginning of period	$11.80	$10.76	$8.52	$11.60	$11.97	$11.63

Income (loss) from operations:
Net investment income[4]	0.10	0.34	0.48	0.43	0.44	0.32
Net realized and unrealized gain (loss)	0.13	1.00	2.23	(3.05)	(0.39)	0.34
Proceeds from settlement of a regulatory matter	—	0.04	—	—	—	—
Total income (loss) from operations	0.23	1.38	2.71	(2.62)	0.05	0.66

Less distributions from:
Net investment income	(0.11)	(0.34)	(0.47)	(0.46)	(0.42)	(0.32)
Total distributions	(0.11)	(0.34)	(0.47)	(0.46)	(0.42)	(0.32)

Net asset value, end of period	$11.92	$11.80	$10.76	$8.52	$11.60	$11.97
Total return[5]	1.91%	13.05%[6]	32.37%	(22.99)%	0.38%	5.80%

Net assets, end of period (000s)	$5,438	$5,416	$3,585	$2,842	$5,412	$5,849

Ratios to average net assets:
Gross expenses[7]	1.09%[8]	1.17%[9]	1.16%	0.97%	1.17%[10]	1.25%[9]
Net expenses[7,11,12]	1.09 [8]	1.17 [9,13]	1.15 [13]	0.97	1.17 [10]	1.22 [9,13]
Net investment income[4]	1.76 [8]	3.02	4.92	4.11	3.68	2.72

Portfolio turnover rate	14%	32%	26%	37%	17%	92%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2011 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.66%. Class C received $13,122 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.15% for the year ended January 31, 2011 and 1.22% and 1.20%, respectively, for the year ended January 31, 2007.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	35

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”), and Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights of the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

36	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 85%
Investment in Underlying Funds†	$673,838,725	—	—	$673,838,725
Short-term investments†	—	$1,880,000	—	1,880,000
Total investments	$673,838,725	$1,880,000	—	$675,718,725

†	See Schedules of Investments for additional detailed.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 70%
Investment in Underlying Funds†	$466,272,338	—	—	$466,272,338
Short-term investments†	—	$1,295,000	—	1,295,000
Total investments	$466,272,338	$1,295,000	—	$467,567,338

†	See Schedules of Investments for additional detailed.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 50%
Investment in Underlying Funds†	$297,018,314	—	—	$297,018,314
Short-term investments†	—	$921,000	—	921,000
Total investments	$297,018,314	$921,000	—	$297,939,314

†	See Schedules of Investments for additional detailed.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 30%
Investment in Underlying Funds†	$148,253,361	—	—	$148,253,361
Short-term investments†	—	$482,000	—	482,000
Total investments	$148,253,361	$482,000	—	$148,735,361

†	See Schedules of Investments for additional detailed.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	37

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Allocation 85% and the Allocation 70% Funds distribute net investment income and capital gains, if any, at least annually. The Allocation 50% and Allocation 30% Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2011, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages each Fund’s cash and short-term instruments. LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreement, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of cash and short-term instruments, which is provided by Western Asset.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.40% to 1.00% of the average daily net assets of the Underlying Funds.

38	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Allocation 85%, Allocation 70% and Allocation 50% Funds’ Class A, Class B and Class C shares will not exceed 0.80%, 1.55% and 1.55%, respectively. Additionally, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 85% and Allocation 70% Funds’ Class I shares will not exceed 0.55%. Also, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 30% Fund’s Class A, Class B and Class C shares will not exceed 0.80%, 1.30% and 1.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

During the six months ended July 31, 2011, Allocation 85% was reimbursed for expenses in the amount of $1,994.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For Allocation 85%, Allocation 70% and Allocation 50%, there is a maximum initial sales charge of 5.75% for Class A shares. For Allocation 30%, there is a maximum initial sales charge of 4.25% for Class A shares. The Allocation 85%, Allocation 70%, and Allocation 50% have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. The Allocation 30% has a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective July 1, 2011, the Funds no longer offer Class B shares for purchases by new and existing investors. Individual investors who owned Class B shares on June 30, 2011, may continue to hold those shares, but they may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

For the six months ended July 31, 2011, sales charges and CDSCs paid to LMIS and its affiliates were approximately:

	Sales Charges	CDSCs
	Class A	Class A	Class B	Class C
Allocation 85%	$148,000	—	$117,000	$1,000
Allocation 70%	94,000	—	73,000	1,000
Allocation 50%	76,000	—	48,000	1,000
Allocation 30%	26,000	—	26,000	1,000

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	39

3. Investments

During the six months ended July 31, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Allocation 85%	$149,308,134	$211,789,773
Allocation 70%	78,134,888	123,738,925
Allocation 50%	42,583,143	66,960,915
Allocation 30%	20,721,709	23,561,927

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Allocation 85%	$83,244,735	$(9,188,864)	$74,055,871
Allocation 70%	54,440,082	(2,465,432)	51,974,650
Allocation 50%	33,580,497	(157,762)	33,422,735
Allocation 30%	17,515,897	(20,793)	17,495,104

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2011, the Funds did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Allocation 85%, Allocation 70%, and Allocation 50% each pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Allocation 30% pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets of each class. Service and/ or distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 85%
Class A	$672,741	$872,163
Class B	486,082	218,925
Class C	79,998	12,916
Class I	—	504
Total	$1,238,821	$1,104,508

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 70%
Class A	$493,101	$577,199
Class B	336,442	150,241
Class C	87,835	13,787
Class I	—	328
Total	$917,378	$741,555

40	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 50%
Class A	$313,688	$244,812
Class B	196,534	69,625
Class C	64,556	11,761
Total	$574,778	$326,198

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 30%
Class A	$158,327	$98,000
Class B	64,633	27,389
Class C	19,472	7,592
Total	$242,432	$132,981

For the six months ended July 31, 2011, class specific fees waived and/or expense reimbursements were as follows:

Waiver/ Expense Reimbursements
Allocation 85%
Class B	$1,994
Total	$1,994

6. Distributions to shareholders by class

	Six Months Ended July 31, 2011	Year Ended January 31, 2011
Allocation 85%
Net Investment Income:
Class A	—	$4,779,264
Class B	—	411,713
Class C	—	130,563
Class I	—	3,130
Total	—	$5,324,670

	Six Months Ended July 31, 2011	Year Ended January 31, 2011
Allocation 70%
Net Investment Income:
Class A	$721,482	$6,243,832
Class B	100,629	711,546
Class C	26,532	241,281
Class I	1,389	3,335
Total	$850,032	$7,199,994

	Six Months Ended July 31, 2011	Year Ended January 31, 2011
Allocation 50%
Net Investment Income:
Class A	$1,877,513	$6,436,658
Class B	107,927	797,391
Class C	44,561	302,993
Total	$2,030,001	$7,537,042

Legg Mason Lifestyle Series 2011 Semi-Annual Report	41

	Six Months Ended July 31, 2011	Year Ended January 31, 2011
Allocation 30%
Net Investment Income:
Class A	$1,516,831	$3,574,024
Class B	143,669	451,912
Class C	49,501	128,440
Total	$1,710,001	$4,154,376

7. Shares of beneficial interest

At July 31, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Allocation 85%
Class A
Shares sold	2,209,557	$29,940,428	4,242,010	$50,313,044
Shares issued on reinvestment	—	—	369,997	4,768,942
Shares repurchased	(3,184,057)	(43,145,862)	(5,606,502)	(66,285,353)
Shares issued with merger	5,299,308	73,261,856	—	—
Net increase (decrease)	4,324,808	$60,056,422	(994,495)	$(11,203,367)

Class B
Shares sold	424,499	$5,431,233	1,119,925	$12,513,851
Shares issued on reinvestment	—	—	33,674	411,284
Shares repurchased	(1,046,891)	(13,387,476)	(2,129,190)	(23,880,294)
Shares issued with merger	1,431,312	18,707,860	—	—
Net increase (decrease)	808,920	$10,751,617	(975,591)	$(10,955,159)

Class C
Shares sold	33,061	$431,524	145,765	$1,752,893
Shares issued on reinvestment	—	—	10,385	128,359
Shares repurchased	(130,098)	(1,685,826)	(244,029)	(2,765,005)
Shares issued with merger	309,480	4,093,435	—	—
Net increase (decrease)	212,443	$2,839,133	(87,879)	$(883,753)

Class I
Shares sold	77,599	$1,043,181	32,672	$374,209
Shares issued on reinvestment	—	—	221	2,847
Shares repurchased	(72,622)	(977,049)	(17,479)	(221,069)
Net increase	4,977	$66,132	15,414	$155,987

Allocation 70%
Class A
Shares sold	1,656,872	$21,869,460	3,416,309	$40,150,488
Shares issued on reinvestment	56,107	719,295	502,086	6,233,778
Shares repurchased	(2,523,235)	(33,286,638)	(5,175,419)	(60,768,675)
Net decrease	(810,256)	$(10,697,883)	(1,257,024)	$(14,384,409)

Class B
Shares sold	283,995	$3,800,552	791,258	$9,423,150
Shares issued on reinvestment	7,712	100,180	56,149	707,925
Shares repurchased	(814,904)	(10,896,316)	(1,695,842)	(20,229,834)
Net decrease	(523,197)	$(6,995,584)	(848,435)	$(10,098,759)

42	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Allocation 70% continued
Class C
Shares sold	52,789	$708,520	144,738	$1,746,629
Shares issued on reinvestment	1,982	25,762	18,710	236,315
Shares repurchased	(144,584)	(1,941,084)	(306,854)	(3,694,521)
Net decrease	(89,813)	$(1,206,802)	(143,406)	$(1,711,577)

Class I
Shares sold	16,937	$221,812	41,611	$492,754
Shares issued on reinvestment	109	1,389	266	3,335
Shares repurchased	(3,597)	(47,364)	(29,869)	(357,396)
Net increase	13,449	$175,837	12,008	$138,693

Allocation 50%
Class A
Shares sold	1,691,193	$20,623,810	3,670,175	$40,771,166
Shares issued on reinvestment	153,020	1,866,840	570,565	6,412,825
Shares repurchased	(2,143,952)	(26,143,221)	(4,466,957)	(49,692,916)
Net decrease	(299,739)	$(3,652,571)	(226,217)	$(2,508,925)

Class B
Shares sold	196,840	$2,461,634	748,587	$8,536,440
Shares issued on reinvestment	8,517	106,889	68,569	789,918
Shares repurchased	(589,987)	(7,390,924)	(1,307,473)	(14,920,400)
Net decrease	(384,630)	$(4,822,401)	(490,317)	$(5,594,042)

Class C
Shares sold	90,289	$1,130,867	110,951	$1,286,384
Shares issued on reinvestment	3,471	43,683	25,697	294,371
Shares repurchased	(160,566)	(2,014,101)	(327,681)	(3,762,156)
Net decrease	(66,806)	$(839,551)	(191,033)	$(2,181,401)

Allocation 30%
Class A
Shares sold	1,036,833	$12,216,320	2,161,624	$23,947,069
Shares issued on reinvestment	128,763	1,512,268	319,881	3,564,500
Shares repurchased	(1,214,495)	(14,313,771)	(2,195,212)	(24,430,386)
Shares issued with merger	—	—	3,011,949	33,836,535
Net increase (decrease)	(48,899)	$(585,183)	3,298,242	$36,917,718

Class B
Shares sold	117,835	$1,410,249	318,621	$3,568,403
Shares issued on reinvestment	11,887	142,164	39,630	448,983
Shares repurchased	(301,746)	(3,616,239)	(559,335)	(6,335,885)
Shares issued with merger	—	—	475,316	5,425,213
Net increase (decrease)	(172,024)	$(2,063,826)	274,232	$3,106,714

Class C
Shares sold	76,803	$920,306	124,184	$1,427,379
Shares issued on reinvestment	3,906	46,636	10,996	123,815
Shares repurchased	(83,260)	(1,002,129)	(127,296)	(1,439,762)
Shares issued with merger	—	—	117,914	1,344,389
Net increase (decrease)	(2,551)	$(35,187)	125,798	$1,455,821

Legg Mason Lifestyle Series 2011 Semi-Annual Report	43

8. Transfer of net assets

On April 21, 2011, Allocation 85% acquired the assets and certain liabilities of the Legg Mason Lifestyle Allocation 100% (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Acquired Fund shareholders. Total shares issued by Allocation 85% and the total net assets of the Acquired Fund and Allocation 85% on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets Allocation 85%
Legg Mason Lifestyle Allocation 100%	7,040,100	$96,063,151	$619,515,813

As part of the reorganization, for each share they held, shareholders of the Acquired Fund Class A, Class B and Class C received 0.741862, 0.772639 and 0.766514 shares of Allocation 85% Class A, Class B and Class C shares, respectively.

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $18,903,732, accumulated net realized loss of $16,869,391 and accumulated net investment loss of $8,764. Total net assets of Allocation 85% immediately after the transfer were $715,578,964. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Proforma results of operations of the combined entity for the entire year ended July 31, 2011, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$(497,100)
Net realized gain	12,374,374
Change in net unrealized appreciation (depreciation)	(5,089,074)
Increase in net assets from operations	$6,788,200

Because the combined investment funds have been managed as a single fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on April 21, 2011.

On September 24, 2010, Allocation 30% acquired the assets and certain liabilities of the Legg Mason Lifestyle Income Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Acquired Fund shareholders. Total shares issued by Allocation 30% and the total net assets of the Acquired Fund and Allocation 30% on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets Allocation 30%
Legg Mason Lifestyle Income Fund	3,605,179	$40,606,137	$105,348,412

As part of the reorganization, for each share they held, shareholders of the Acquired Fund Class A, Class B and Class C received 0.894188, 0.891142 and 0.891364 shares of Allocation 30% Class A, Class B and Class C shares, respectively.

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $4,065,600, accumulated net realized loss of $10,749,094 and accumulated net investment loss of $6,958. Total net assets of Allocation 30% immediately after the transfer were $145,954,549. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Proforma results of operations of the combined entity for the entire year ended January 31, 2011, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income	$5,082,353
Net realized loss	(2,182,609)
Change in net unrealized appreciation (depreciation)	14,886,222
Increase in net assets from operations	$17,785,966

44	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Because the combined investment funds have been managed as a single fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on September 24, 2010.

9. In-kind-transfers

During the six months ended July 31, 2011, the Funds received securities in lieu of cash proceeds from one of their Underlying Funds, the Legg Mason ClearBridge Fundamental All Cap Value Fund, to satisfy redemptions. Subsequently, the securities were sold. The realized gains and losses and currency gains and losses from these securities sold are noted in the statements of operations.

10. Capital loss carryforward

As of January 31, 2011, Allocation 85% had a net capital loss carryforward of approximately $17,261,621 of which $10,701,540 expires in 2018 and $6,560,081 expires in 2019. This amount will be available to offset any future taxable capital gains.

As of January 31, 2011, Allocation 70% had a net capital loss carryforward of approximately $30,438,384, of which $5,972,151 expires in 2014, $4,200,689 expires in 2017, $13,201,741 expires in 2018 and $7,063,803 expires in 2019. These amounts will be available to offset any future taxable capital gains.

As of January 31, 2011, Allocation 50% had a net capital loss carryforward of approximately $21,983,995, of which $5,850,125 expires in 2017, $13,178,522 expires in 2018 and $2,955,348 expires in 2019. These amounts will be available to offset any future taxable capital gains.

As of January 31, 2011, Allocation 30% had a net capital loss carryforward of approximately $13,842,768, of which $95,670 expires in 2012, $1,336,048 expires in 2013, $2,230,939 expires in 2014, $1,485,293 expires in 2015, $2,356,048 expires in 2016, $839,335 expires in 2017, $4,454,972 expires in 2018, and $1,044,463 expires in 2019. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

11. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Legg Mason Lifestyle Series 2011 Semi-Annual Report	45

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

12. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

46	Legg Mason Lifestyle Series 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

13. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Funds, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending January 31, 2012.

Legg Mason Lifestyle Series	47

Board approval of management and subadvisory agreements (unaudited)

Legg Mason Lifestyle Allocation 85%

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (“LMGAA”) provides day-to-day management of the Fund’s portfolio. At a subsequent meeting of the Trust’s Board of Trustees, the Board also considered the approval for an annual period of a sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board noted that the same portfolio management team that previously provided management of the Fund’s cash and short-term instruments as dual employees of the Manager now provided such management services as employees of Western Asset. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

48	Legg Mason Lifestyle Series

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2010. The Fund performed at the median for the one-year period, but performed below the median for the three-, five- and ten-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2010, which showed that the Fund’s performance was higher than the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s recent performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated fund of funds consisting of two mixed-asset target allocation growth fund of funds, two mixed-asset target allocation conservative fund of funds and four mixed-asset target allocation moderate fund of funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed mixed-asset target allocation growth affiliated fund of funds, mixed-asset target allocation conservative affiliated fund of funds and mixed-asset target allocation moderate affiliated fund of funds (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and higher than

Legg Mason Lifestyle Series	49

the average total expense ratio of the funds in the Expense Universe. The Trustees also noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until December 31, 2012.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

50	Legg Mason Lifestyle Series

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 70%

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (“LMGAA”) provides day-to-day management of the Fund’s portfolio. At a subsequent meeting of the Trust’s Board of Trustees, the Board also considered the approval for an annual period of a sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board noted that the same portfolio management team that previously provided management of the Fund’s cash and short-term instruments as dual employees of the Manager now provided such management services as employees of Western Asset. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

Legg Mason Lifestyle Series	51

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2010. The Fund performed better than the median for the one-year period, but performed below the median for the three-, five- and ten-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2010, which showed that the Fund’s performance was higher than the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s recent performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated fund of funds consisting of two mixed-asset target allocation growth fund of funds, two mixed-asset target allocation conservative fund of funds and four mixed-asset target allocation moderate fund of funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed mixed-asset target allocation growth affiliated fund of funds, mixed-asset target allocation conservative affiliated fund of funds and mixed-asset target allocation moderate affiliated fund of funds (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and higher than

52	Legg Mason Lifestyle Series

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the average total expense ratio of the funds in the Expense Universe. The Trustees also noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until December 31, 2012.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason Lifestyle Series	53

Legg Mason Lifestyle Allocation 50%

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (“LMGAA”) provides day-to-day management of the Fund’s portfolio. At a subsequent meeting of the Trust’s Board of Trustees, the Board also considered the approval for an annual period of a sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board noted that the same portfolio management team that previously provided management of the Fund’s cash and short-term instruments as dual employees of the Manager now provided such management services as employees of Western Asset. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

54	Legg Mason Lifestyle Series

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation moderate funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2010. The Fund performed better than the median for the one-, three- and ten-year periods, but performed below the median for the five-year period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2010, which showed that the Fund’s performance was higher than the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s recent performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated fund of funds consisting of four mixed-asset target allocation moderate fund of funds, two mixed-asset target allocation growth fund of funds and three mixed-asset target allocation conservative fund of funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed mixed-asset target allocation moderate affiliated fund of funds, mixed-asset target allocation growth affiliated fund of funds and mixed-asset target allocation conservative affiliated fund of funds (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was slightly higher than the median of the total expense ratios of the funds in the Expense Group and

Legg Mason Lifestyle Series	55

lower than the average total expense ratio of the funds in the Expense Universe. The Trustees also noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until December 31, 2012.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

56	Legg Mason Lifestyle Series

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 30%

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (“LMGAA”) provides day-to-day management of the Fund’s portfolio. At a subsequent meeting of the Trust’s Board of Trustees, the Board also considered the approval for an annual period of a sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board noted that the same portfolio management team that previously provided management of the Fund’s cash and short-term instruments as dual employees of the Manager now provided such management services as employees of Western Asset. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

Legg Mason Lifestyle Series	57

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation conservative funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2010. The Fund performed better than the median for the one-, three- and ten-year periods, but performed below the median for the five-year period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2010, which showed that the Fund’s performance was higher than the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s recent performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated fund of funds consisting of four mixed-asset target allocation conservative fund of funds, three mixed-asset target allocation growth fund of funds and four mixed-asset target allocation moderate fund of funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed mixed-asset target allocation conservative affiliated fund of funds, mixed-asset target allocation growth affiliated fund of funds and mixed-asset target allocation moderate affiliated fund of funds (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was slightly higher than the median of the total expense ratios of the funds in the Expense Group and lower

58	Legg Mason Lifestyle Series

Board approval of management and subadvisory agreements (unaudited) (cont’d)

than the average total expense ratio of the funds in the Expense Universe. The Trustees also noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until December 31, 2012.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason

Lifestyle Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc .

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Lifestyle Series

Legg Mason Lifestyle Allocation 85%

Legg Mason Lifestyle Allocation 70%

Legg Mason Lifestyle Allocation 50%

Legg Mason Lifestyle Allocation 30%

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Lifestyle Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Lifestyle Series. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/11 SR11-1471

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 23, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	September 23, 2011